As filed with the Securities and Exchange Commission on November 23, 2015
 File Nos. 333-192991and 811-22922

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C.  20549
FORM N-1A

REGISTRATION STATEMENT UNDER SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 7	[X]

and/or

REGISTRATION STATEMENT UNDER INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 11	[X]
(Check appropriate box or boxes)
Aspiration Funds
 (Exact Name of Registrant as Specified in Charter)
4640 Admiralty Way
Marina Del Rey, CA 90292
 (Address of Principal Executive Offices)
252-972-9922
 (Registrant's Telephone Number, including Area Code)
Katherine M. Honey
116 S. Franklin Street, P.O. Box 69, Rocky Mount, North Carolina 27802
(Name and Address of Agent for Service)

With a copy to:
Mark Perlow
Dechert, LLP
One Bush Street
Suite 1600
 San Francisco, CA 94104

Approximate Date of Proposed Public Offering:	As soon as practicable after the effective
date of this Registration Statement

It is proposed that this filing will become effective: (check appropriate box)

[X] immediately upon filing pursuant to paragraph (b)
[   ] on (date) pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] on (date) pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] on (date) pursuant to paragraph (a)(2) of Rule 485

EXPLANATORY NOTE

This Post-Effective Amendment No. 7 to the Trust's Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 6 filed November 2, 2015 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended ("Securities Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to the registration statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rocky Mount, and State of North Carolina on this 23rd day of November, 2015.

ASPIRATION FUNDS

By:            /s/ Katherine M. Honey
Katherine M. Honey
               Secretary and Attorney-in-Fact

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

Signature	Title	Date

*	Trustee and Chairman	November 23, 2015
Xavier A. Gutierrez

*	Trustee	November 23, 2015
David Kingsdale

*	Trustee	November 23, 2015
Joseph N. Sanberg

/s/ Ashley E. Harris	Treasurer	November 23, 2015
Ashley E. Harris

* By: /s/ Katherine M. Honey	Dated November 23, 2015
Katherine M. Honey Secretary and Attorney-in-Fact

Exhibit Index

Exhibit Number	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase